Document and Entity Information	Feb. 07, 2022
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity Registrant Name	CERENCE INC.
Entity File Number	001-39030
Entity Central Index Key	0001768267
Entity Tax Identification Number	83-4177087
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	1 Burlington Woods Drive
Entity Address, Address Line Two	Suite 301A
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(857)
Local Phone Number	362-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CRNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false